Supplement to the
Fidelity® Balanced Fund, Fidelity® Export and Multinational Fund and Fidelity® Puritan® Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Daniel Kelley serves as co-manager of Fidelity® Puritan® Fund.

Tobias Welo no longer serves as co-manager of Fidelity® Balanced Fund. Richard Malnight serves as co-manager of Fidelity® Balanced Fund.

The following information supplements information for Fidelity® Puritan® Fund found in the “Management Contracts” section.

Daniel Kelley is co-manager of Fidelity® Puritan® Fund and receives compensation for managing a portion of the equity investments of the fund. As of July 31, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The co-manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of Mr. Kelley’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of Mr. Kelley’s bonus that is linked to the investment performance of Fidelity® Puritan® Fund is based on the pre-tax investment performance of the portion of the equity investments of the fund he manages measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) within the Lipper℠ Balanced Funds. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The following table provides information relating to other accounts managed by Mr. Kelley as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$32,845	$290	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,919	none	none

* Includes assets of Fidelity® Puritan® Fund managed by Mr. Kelley ($28,728 (in millions) assets managed).

As of July 31, 2018, the dollar range of shares of Fidelity® Puritan® Fund beneficially owned by Mr. Kelley was none.

The following information supplements information for Fidelity® Balanced Fund found in the “Management Contracts” section.

Richard Malnight is a research analyst and is co-manager of Fidelity® Balanced Fund. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector fund manager’s bonus that is linked to the investment performance of Fidelity® Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Lipper℠ Balanced Funds, and the pre-tax investment performance of the portion of the fund’s assets managed by the sector fund manager measured against the S&P 500® Materials Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes assets of Fidelity® Balanced Fund managed by Mr. Malnight ($654 (in millions) assets managed).

As of November 30, 2017, the dollar range of shares of Fidelity® Balanced Fund beneficially owned by Mr. Malnight was none.

RCOM8-2B-18-02 1.837695.126	October 1, 2018

Supplement to the
Fidelity® Balanced Fund, Fidelity® Export and Multinational Fund and Fidelity® Puritan® Fund
Class K
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Daniel Kelley serves as co-manager of Fidelity® Puritan® Fund.

Tobias Welo no longer serves as co-manager of Fidelity® Balanced Fund. Richard Malnight serves as co-manager of Fidelity® Balanced Fund.

The following information supplements information for Fidelity® Puritan® Fund found in the “Management Contracts” section.

Daniel Kelley is co-manager of Fidelity® Puritan® Fund and receives compensation for managing a portion of the equity investments of the fund. As of July 31, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The co-manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of Mr. Kelley’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of Mr. Kelley’s bonus that is linked to the investment performance of Fidelity® Puritan® Fund is based on the pre-tax investment performance of the portion of the equity investments of the fund he manages measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) within the Lipper℠ Balanced Funds. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The following table provides information relating to other accounts managed by Mr. Kelley as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$32,845	$290	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,919	none	none

* Includes assets of Fidelity® Puritan® Fund managed by Mr. Kelley ($28,728 (in millions) assets managed).

As of July 31, 2018, the dollar range of shares of Fidelity® Puritan® Fund beneficially owned by Mr. Kelley was none.

The following information supplements information for Fidelity® Balanced Fund found in the “Management Contracts” section.

Richard Malnight is a research analyst and is co-manager of Fidelity® Balanced Fund. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector fund manager’s bonus that is linked to the investment performance of Fidelity® Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Lipper℠ Balanced Funds, and the pre-tax investment performance of the portion of the fund’s assets managed by the sector fund manager measured against the S&P 500® Materials Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes assets of Fidelity® Balanced Fund managed by Mr. Malnight ($654 (in millions) assets managed).

As of November 30, 2017, the dollar range of shares of Fidelity® Balanced Fund beneficially owned by Mr. Malnight was none.

K-COM8B-18-02 1.870397.121	October 1, 2018